Financial Risks Management - Schedule of Exposure to Foreign Currency Risk (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Financial assets (in US$)
Cash and bank balances	$ 42,222,014	$ 5,435,588	$ 3,660,213
Financial assets	51,328,188	6,607,900	15,792,974	$ 2,033,159
Financial liabilities (in US$)
Trade and other payables	12,990,458	1,672,368	27,376,032
Convertible promissory notes	13,860,647	$ 1,784,395
Net exposure	17,064,895		562,309
Currency risk [member]
Financial assets (in US$)
Trade and other receivables			562,309
Cash and bank balances	40,779,850
Financial assets	40,779,850		562,309
Financial liabilities (in US$)
Trade and other payables	3,097,792
Convertible promissory notes	13,860,647
Derivative	6,756,516
Financial liabilities	$ 23,714,955